Employee Benefits - Schedule of Sensitivity Analysis for Actuarial Assumptions (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Japan | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (5,919)	¥ (7,178)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 6,540	¥ 7,914
Japan | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 0	¥ 0
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 0	¥ 0
Foreign | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (15,920)	¥ (14,452)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 17,903	¥ 16,049
Foreign | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 5,668	¥ 4,871
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (5,092)	¥ (4,397)